united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23705

Atlas U.S. Tactical Income Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

Jaime Pandal

Buchanan Office Center, Road 165 No. 40, Suite 201, Guaynabo, PR 00968

(Name and address of agent for service)

Registrant's telephone number, including area code: 855-969-8440

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

ATLAS U.S. TACTICAL INCOME FUND, INC.

SEMI-ANNUAL REPORT

March 31, 2023

Atlas U.S. Tactical Income Fund, Inc.
Portfolio Review (Unaudited)
March 31, 2023

The Fund’s performance figures for the periods ended March 31, 2023, compared to its benchmark:

	6 Months	One Year	Two Year
Atlas U.S. Tactical Income Fund, Inc.:
Class A without Load	8.78%	(9.52)%	(8.01)%
Class A with load	5.02%	(12.72)%	(9.65)%
Class C	8.27%	(10.20)%	(8.74)%
Bloomberg U.S. Aggregate 1-3 Year Index *	2.42%	0.24%	(1.35)%
Bloomberg U.S. Aggregate Bond Index **	4.89%	(4.78)%	(4.47)%
S&P 500 Total Return Index ***	15.62%	(7.73)%	3.30%

*	The Bloomberg U.S. Aggregate 1-3 Year Index is an unmanaged index of publicly issued investment grade corporate, US Treasury and government agency securities with remaining maturities of one to three years. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

***	The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Returns for periods greater than one year are annualized. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2024, to ensure that the net annual Fund operating expenses (excluding acquired fund fees and expenses and certain other non-operating expenses) will not exceed 1.15% and 1.90% of gross assets, respectively for Class A and Class C, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated February 1, 2023, including underlying funds, are 2.41% for Class A and 3.13% for Class C. Class A shares are subject to a maximum sales charge imposed on purchases of 3.50%. Class A and Class C shares are subject to a redemption fee of 1.00% of the amount redeemed if held less than 60 days. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-787-781-1301.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS – 17.9%
	BANKING - 2.3%
22,362	Bank of America Corporation	$639,553
10,078	Citigroup, Inc.	472,557
13,051	Fifth Third Bancorp	347,679
1,766	JPMorgan Chase & Company	230,127
4,604	Wells Fargo & Company	172,098
		1,862,014
	CABLE & SATELLITE - 0.6%
12,107	Comcast Corporation, Class A	458,976

	E-COMMERCE DISCRETIONARY - 1.2%
9,160	Amazon.com, Inc.(a)	946,137

	ENTERTAINMENT CONTENT - 0.9%
7,056	Walt Disney Company(a)	706,517

	HEALTH CARE REIT - 0.2%
22,861	Medical Properties Trust, Inc.	187,918

	INTERNET MEDIA & SERVICES - 0.9%
6,890	Alphabet, Inc., Class C(a)	716,560

	MORTGAGE FINANCE - 9.6%
382,651	AGNC Investment Corporation	3,857,122
209,808	Annaly Capital Management, Inc.	4,009,431
		7,866,553
	OFFICE REIT - 0.0%(b)
1,071	Orion Office REIT, Inc.	7,176

	SEMICONDUCTORS - 0.5%
13,835	Intel Corporation	451,989

	SOFTWARE - 0.5%
3,120	Crowdstrike Holdings, Inc., Class A(a)	428,251

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS – 17.9% (Continued)
	TECHNOLOGY SERVICES - 0.6%
6,345	PayPal Holdings, Inc.(a)	$481,839

	TELECOMMUNICATIONS - 0.6%
12,151	Verizon Communications, Inc.	472,552

	TOTAL COMMON STOCKS (Cost $19,529,747)	14,586,482

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS – 49.4%
	BANKING – 26.5%
2,400,000	Bank of America Corporation(c)	H15T5Y + 1.200%	2.4820	09/21/36	1,810,978
4,600,000	Bank of America Corporation(c)	H15T5Y + 2.000%	3.8460	03/08/37	3,923,735
3,300,000	Citigroup, Inc.		4.1250	07/25/28	3,114,867
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,340,101
100,000	JPMorgan Chase & Company		4.2500	10/01/27	98,386
5,900,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.580%	5.7170	09/14/33	6,044,479
3,500,000	US Bancorp(c)	SOFRRATE + 2.110%	4.9670	07/22/33	3,302,044
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,961,859
					21,596,449
	INSTITUTIONAL FINANCIAL SERVICES – 10.3%
1,750,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	1,893,903
6,900,000	Morgan Stanley(c)	SOFRRATE + 2.620%	5.2970	04/20/37	6,504,365
					8,398,268
	SPECIALTY FINANCE – 12.6%
4,000,000	American Express Company(c)	SOFRRATE + 2.255%	4.9890	05/26/33	3,938,992
6,725,000	Capital One Financial Corporation(c)	SOFRRATE + 2.370%	5.2680	05/10/33	6,332,902
					10,271,894
	TOTAL CORPORATE BONDS (Cost $41,800,551)				40,266,611

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES – 116.1%
	AGENCY FIXED RATE – 106.4%
29,071,539	Fannie Mae Pool(d)	5.5000	11/01/52	$29,367,149
5,791,795	Fannie Mae Pool(d)	5.5000	03/01/53	5,915,249
46,680	Ginnie Mae I Pool	6.0000	09/15/32	47,530
75,819	Ginnie Mae I Pool	6.0000	01/15/33	77,216
31,611	Ginnie Mae I Pool	6.0000	06/15/33	33,283
298,457	Ginnie Mae I Pool(d)	6.5000	10/15/37	308,367
845,512	Ginnie Mae I Pool(d)	4.0000	01/15/46	839,351
1,165,213	Ginnie Mae I Pool(d)	4.0000	01/15/48	1,114,461
648,432	Ginnie Mae I Pool(d)	4.0000	03/15/48	619,237
760,770	Ginnie Mae I Pool(d)	4.0000	04/15/48	726,211
136,217	Ginnie Mae I Pool(d)	4.0000	05/15/48	131,970
718,645	Ginnie Mae I Pool(d)	4.5000	05/15/48	712,207
88,818	Ginnie Mae I Pool	4.0000	08/15/48	84,783
1,088,120	Ginnie Mae I Pool(d)	4.5000	02/15/49	1,090,058
3,814,366	Ginnie Mae I Pool(d)	4.0000	07/15/49	3,637,892
655,910	Ginnie Mae I Pool(d)	4.5000	02/15/50	657,078
1,358,715	Ginnie Mae II Pool(d)	4.0000	09/20/47	1,312,233
1,027,979	Ginnie Mae II Pool(d)	4.5000	02/20/48	1,014,422
819,826	Ginnie Mae II Pool	4.0000	03/20/48	804,149
1,261,063	Ginnie Mae II Pool(d)	4.0000	03/20/48	1,226,418
1,002,871	Ginnie Mae II Pool(d)	4.5000	07/20/48	1,000,310
578,997	Ginnie Mae II Pool(d)	4.5000	09/20/48	576,087
1,416,135	Ginnie Mae II Pool(d)	4.5000	02/20/49	1,409,017
1,791,215	Ginnie Mae II Pool(d)	4.0000	02/20/50	1,723,703
7,343,740	Ginnie Mae II Pool(d)	5.5000	10/20/52	7,537,735
1,992,890	Ginnie Mae II Pool(d)	6.5000	10/20/52	2,136,323
2,061,297	Ginnie Mae II Pool(d)	5.0000	02/20/53	2,105,406
1,387,108	Ginnie Mae II Pool(d)	5.5000	02/20/53	1,423,815
1,005,604	Ginnie Mae II Pool(d)	6.5000	02/20/53	1,078,391
1,767,436	Ginnie Mae II Pool(d)	6.5000	02/20/53	1,895,363
2,071,707	Ginnie Mae II Pool	5.0000	03/20/53	2,116,040
1,102,354	Ginnie Mae II Pool	5.5000	03/20/53	1,131,526
1,652,058	Ginnie Mae II Pool(d)	6.0000	03/20/53	1,746,688
5,158,084	Ginnie Mae II Pool(d)	6.5000	03/20/53	5,531,426

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES – 116.1% (Continued)
	AGENCY FIXED RATE – 106.4% (Continued)
2,662,231	Ginnie Mae II Pool(d)	6.5000	03/20/53	$2,854,904
1,186,627	Ginnie Mae II Pool(d)	6.0000	01/20/53	1,254,598
1,429,951	Ginnie Mae II Pool(d)	6.5000	03/20/53	1,533,441
				86,774,037
	AGENCY MBS OTHER – 9.7%
39,850	Ginnie Mae I Pool	7.0000	07/15/24	39,753
44,834	Ginnie Mae I Pool	7.5000	12/15/24	44,768
33,550	Ginnie Mae I Pool	7.0000	02/15/25	33,454
45,992	Ginnie Mae I Pool	7.5000	02/15/25	45,968
43,625	Ginnie Mae I Pool	7.5000	04/15/25	43,535
48,249	Ginnie Mae I Pool	8.0000	05/15/25	48,250
42,212	Ginnie Mae I Pool	7.5000	06/15/25	42,264
33,418	Ginnie Mae I Pool	7.5000	06/15/25	33,396
32,075	Ginnie Mae I Pool	7.5000	06/15/25	32,051
48,405	Ginnie Mae I Pool	7.5000	09/15/25	48,355
41,478	Ginnie Mae I Pool	7.5000	12/15/25	41,473
25,000	Ginnie Mae I Pool	7.0000	02/15/26	25,073
41,133	Ginnie Mae I Pool	7.0000	04/15/26	41,253
25,000	Ginnie Mae I Pool	7.5000	05/15/26	25,017
25,000	Ginnie Mae I Pool	7.0000	06/15/26	24,938
42,647	Ginnie Mae I Pool	7.5000	07/15/26	42,676
48,072	Ginnie Mae I Pool	7.0000	08/15/26	47,935
49,114	Ginnie Mae I Pool	7.0000	08/15/26	48,991
38,823	Ginnie Mae I Pool	7.0000	08/15/26	38,727
36,020	Ginnie Mae I Pool	7.0000	08/15/26	35,927
43,602	Ginnie Mae I Pool	7.5000	09/15/26	43,583
47,125	Ginnie Mae I Pool	7.0000	10/15/26	47,000
39,181	Ginnie Mae I Pool	7.0000	11/15/26	39,085
48,979	Ginnie Mae I Pool	7.0000	01/15/27	48,883
27,344	Ginnie Mae I Pool	7.0000	01/15/27	27,276
25,000	Ginnie Mae I Pool	7.0000	03/15/27	25,450
48,076	Ginnie Mae I Pool	7.0000	03/15/27	47,967
31,687	Ginnie Mae I Pool	7.0000	03/15/27	31,666
28,189	Ginnie Mae I Pool	7.0000	04/15/27	28,119

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES – 116.1% (Continued)
	AGENCY MBS OTHER – 9.7% (Continued)
37,614	Ginnie Mae I Pool	6.5000	05/15/27	$37,510
25,000	Ginnie Mae I Pool	7.0000	04/15/27	25,450
25,000	Ginnie Mae I Pool	7.0000	05/15/27	24,980
71,286	Ginnie Mae I Pool	6.5000	06/15/27	71,193
25,000	Ginnie Mae I Pool	7.0000	06/15/27	24,958
25,000	Ginnie Mae I Pool	7.0000	06/15/27	25,450
42,686	Ginnie Mae I Pool	6.5000	07/15/27	42,563
43,520	Ginnie Mae I Pool	6.5000	07/15/27	43,456
36,642	Ginnie Mae I Pool	7.0000	07/15/27	36,577
39,459	Ginnie Mae I Pool	7.0000	08/15/27	40,169
45,309	Ginnie Mae I Pool	7.0000	08/15/27	45,273
43,132	Ginnie Mae I Pool	7.0000	08/15/27	43,072
28,583	Ginnie Mae I Pool	7.0000	08/15/27	28,535
32,734	Ginnie Mae I Pool	7.0000	09/15/27	32,670
25,000	Ginnie Mae I Pool	7.0000	03/15/28	25,553
45,057	Ginnie Mae I Pool	6.5000	04/15/28	44,937
25,000	Ginnie Mae I Pool	7.0000	04/15/28	25,553
25,000	Ginnie Mae I Pool	7.0000	06/15/28	25,553
25,000	Ginnie Mae I Pool	7.0000	04/15/29	24,955
25,000	Ginnie Mae I Pool	7.0000	06/15/29	25,494
25,000	Ginnie Mae I Pool	7.0000	07/15/29	25,494
25,000	Ginnie Mae I Pool	7.0000	09/15/29	25,494
35,993	Ginnie Mae I Pool	7.0000	11/15/29	36,704
33,338	Ginnie Mae I Pool	7.0000	01/15/30	33,278
34,119	Ginnie Mae I Pool	7.0000	01/15/30	34,065
25,000	Ginnie Mae I Pool	7.0000	03/15/30	25,740
40,836	Ginnie Mae I Pool	7.0000	05/15/30	40,777
38,156	Ginnie Mae I Pool	7.0000	05/15/30	38,101
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,244
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,740
45,756	Ginnie Mae I Pool	7.0000	06/15/30	45,700
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,740
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,244
25,000	Ginnie Mae I Pool	7.0000	06/15/30	24,981

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES – 116.1% (Continued)
	AGENCY MBS OTHER – 9.7% (Continued)
25,000	Ginnie Mae I Pool	7.0000	07/15/30	$25,740
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,555
40,738	Ginnie Mae I Pool	7.0000	07/15/30	40,683
41,433	Ginnie Mae I Pool	7.0000	08/15/30	41,378
25,000	Ginnie Mae I Pool	7.0000	08/15/30	24,998
25,000	Ginnie Mae I Pool	7.0000	08/15/30	25,555
45,189	Ginnie Mae I Pool	7.0000	09/15/30	45,155
34,540	Ginnie Mae I Pool	7.0000	09/15/30	35,563
41,711	Ginnie Mae I Pool	7.0000	09/15/30	42,117
41,521	Ginnie Mae I Pool	7.0000	10/15/30	41,517
25,000	Ginnie Mae I Pool	7.0000	10/15/30	25,555
44,210	Ginnie Mae I Pool	7.0000	11/15/30	44,154
85,518	Ginnie Mae I Pool	7.0000	12/15/30	85,612
48,134	Ginnie Mae I Pool	6.5000	01/15/31	47,998
44,416	Ginnie Mae I Pool	7.0000	01/15/31	45,402
30,400	Ginnie Mae I Pool	7.0000	01/15/31	31,073
44,094	Ginnie Mae I Pool	7.0000	02/15/31	44,039
61,993	Ginnie Mae I Pool	6.5000	03/15/31	61,819
25,000	Ginnie Mae I Pool	6.5000	03/15/31	25,086
55,148	Ginnie Mae I Pool	6.5000	03/15/31	55,121
135,608	Ginnie Mae I Pool(d)	6.5000	03/15/31	138,138
25,000	Ginnie Mae I Pool	6.5000	03/15/31	25,030
82,353	Ginnie Mae I Pool	6.5000	04/15/31	82,372
25,000	Ginnie Mae I Pool	6.5000	04/15/31	25,086
36,832	Ginnie Mae I Pool	6.5000	04/15/31	36,741
99,018	Ginnie Mae I Pool	6.5000	05/15/31	99,272
61,253	Ginnie Mae I Pool	6.5000	05/15/31	61,081
25,000	Ginnie Mae I Pool	6.5000	05/15/31	25,030
25,000	Ginnie Mae I Pool	6.5000	06/15/31	25,086
37,484	Ginnie Mae I Pool	6.5000	08/15/31	37,613
40,278	Ginnie Mae I Pool	6.5000	08/15/31	40,326
385,354	Ginnie Mae I Pool(d)	6.5000	11/15/31	397,499
238,216	Ginnie Mae I Pool(d)	6.5000	11/15/31	245,914
139,922	Ginnie Mae I Pool(d)	6.5000	01/15/32	140,646

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES – 116.1% (Continued)
	AGENCY MBS OTHER – 9.7% (Continued)
96,504	Ginnie Mae I Pool	6.0000	08/15/32	$95,992
91,808	Ginnie Mae I Pool	6.0000	08/15/32	91,595
546,344	Ginnie Mae I Pool(d)	6.5000	08/15/32	569,535
291,574	Ginnie Mae I Pool(d)	6.0000	09/15/32	298,382
396,051	Ginnie Mae I Pool(d)	6.5000	02/15/33	411,899
105,400	Ginnie Mae I Pool	6.0000	04/15/33	105,259
286,940	Ginnie Mae I Pool(d)	6.0000	08/15/33	294,412
308,854	Ginnie Mae I Pool(d)	5.0000	04/15/38	311,126
610,756	Ginnie Mae I Pool(d)	5.0000	06/15/38	617,480
713,669	Ginnie Mae I Pool(d)	5.0000	09/15/38	723,875
				7,962,545

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $95,770,700)			94,736,582

	TOTAL INVESTMENTS - 183.4% (Cost $157,100,998)			$149,589,675
	LIABILITIES IN EXCESS OF OTHER ASSETS - (83.4)%			(68,020,466)
	NET ASSETS - 100.0%			$81,569,209

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
80	CBOT 10 Year US Treasury Note Futures	06/21/2023	$9,193,760	$(12,432)
55	CBOT US Treasure Bond Futures	06/21/2023	7,213,580	(192,111)
	TOTAL FUTURES CONTRACTS			$(204,543)

REVERSE REPURCHASE AGREEMENTS

Principal Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$(2,923,000)	Amherst Pierpont	3/7/2023	5.0000	4/6/2023	$(2,923,000)
(874,000)	Goldman Sachs	3/22/2023	5.0800	4/5/2023	(874,000)
(31,700,000)	INTL FCStone	3/29/2023	5.1500	4/5/2023	(31,700,000)
(30,433,000)	South Street	3/7/2023	4.9000	4/6/2023	(30,433,000)
(5,225,000)	South Street	3/9/2023	4.9800	4/6/2023	(5,225,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $71,155,000)					$(71,155,000)

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Variable rate security; the rate shown represents the rate on March 31, 2023.

(d)	This security has been pledged as collateral for securities sold under agreements to repurchase of $86,628,416.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Assets and Liabilities (Unaudited)
March 31, 2023

Assets:
Investments, at fair value (cost $157,100,998) - including $86,628,416 of securities held in a pledge account for repurchase agreements collateral	$149,589,675
Cash	259,847
Deposits with broker for futures contracts	1,662,485
Receivable for securities sold	1,706,588
Interest receivable	989,317
Dividend receivable	193,337
Prepaid expenses and other assets	3,872
Total Assets	154,405,121

Liabilities:
Reverse repurchase agreements (proceeds $71,155,000)	71,155,000
Payable for securities purchased	1,131,291
Unrealized depreciation on futures	204,543
Interest payable for reverse repurchase agreements	145,168
Variation margin on futures contracts	82,500
Distribution fees payable	35,682
Investment advisory fees payable	5,055
Payable for Fund shares redeemed	3,000
Accrued expenses and other liabilities	73,673
Total Liabilities	72,835,912
Net Assets	$81,569,209

Net assets:
Capital stock, $0 par value
Paid-in capital, unlimited shares authorized	$105,266,073
Accumulated losses	(23,696,864)
Total Net Assets	$81,569,209

Shares outstanding
Class A Shares	8,780,947
Class C Shares	1,407,369
10,188,316
Class A Shares:
Net Assets	$70,289,585
Net assets and redemption price per share (a)	$8.00
Maximum offering price per share (maximum sales charge of 3.50%)	$8.29
Class C Shares:
Net Assets	$11,279,624
Net assets, offering price and redemption price per share (a)	$8.01

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2023

Investment income:
Interest	$3,012,318
Dividends	693,245
Less: foreign tax withholding	(73,023)
Total investment income	3,632,540

Expenses:
Investment advisory fees	468,483
Interest and leverage related expenses	1,456,860
Distribution fees:
Class A	86,545
Class C	57,684
Administration fee	44,070
Transfer agent fees	23,491
Legal fees	19,945
Professional fees	18,650
Fund accounting fees	17,701
Directors’ fees	16,953
Audit and accounting fees	10,470
Custody fees	9,972
Printing expenses	7,979
Shareholder service fees	7,870
Insurance expense	5,485
Other expenses	5,759
Total expenses	2,257,917
Less: Advisory fees waived by Adviser	(317,807)
Add: Class A Distribution fees waived by Adviser	(15,116)
Net expenses	1,924,994
Net investment income	$1,707,546

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(956,331)
Options contracts	(999,092)
Futures contracts	1,939,607
(15,816)
Net change in unrealized gain (loss):
Investments	7,357,657
Futures contracts	(2,331,846)
5,025,811

Net realized and unrealized gain on investments	5,009,995
Net increase in net assets from operations	$6,717,541

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statements of Changes in Net Assets

	For The Six Months	For The Year
	Ended	Ended
	March 31, 2023	September 30, 2022
	(Unaudited)
From Operations:
Net investment income	$1,707,546	$2,331,183
Net realized loss on investments, options contracts and futures contracts	(15,816)	(9,493,612)
Net change in unrealized gain (loss) on investments, options contracts and futures contracts	5,025,811	(18,193,010)
	6,717,541	(25,355,439)

Distributions to shareholders:
Total distributions
Class A	(1,827,549)	(3,314,145)
Class C	(236,228)	(441,732)
Return of capital
Class A	—	(282,034)
Class C	—	(37,592)
Total Distributions to shareholders:	(2,063,777)	(4,075,503)

From capital share transactions:
Shares sold
Class A	1,406,259	7,835,866
Class C	20,000	1,441,020

Shares issued in reinvestment of distributions
Class A	530,482	1,004,214
Class C	72,798	112,666

Shares redeemed
Class A	(1,951,948)	(3,927,948)
Class C	(639,049)	(865,328)

Redemption fees
Class A	—	798
Net increase (decrease) in net assets from capital share transactions	(561,458)	5,601,288

Net Increase (Decrease) in Net Assets	4,092,306	(23,829,654)

Net Assets:
Beginning of Period	$77,476,903	$101,306,557
End of Period	$81,569,209	$77,476,903

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2023

Cash used in operating activities
Net increase in net assets resulting from operations	$6,717,541
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(89,753,836)
Proceeds from sales of investments	83,146,134
Proceeds from paydowns on investments	3,216,633
Amortization of premiums on investments, net	17,852
Net realized gain on investments, options contracts and futures contracts	15,816
Net change in unrealized gain (loss) on investments, options contracts and futures contracts	(5,025,811)

Decrease (increase) in assets:
Variation margin on futures contracts	186,324
Receivable for securities sold	(1,594,793)
Interest receivable	(185,182)
Dividend receivable	36,985
Prepaid expenses and other assets	(2,973)
Increase (decrease) in liabilities:
Payable for securities purchased	896,345
Variation margin on futures contracts	82,500
Investment advisory fees payable	(36,912)
Distribution fees payable	3,198
Accounts payable and other accrued expenses	(3,928)
Net cash used in operating activities	(2,284,107)

Cash flows from financing activities:
Proceeds from shares sold	1,436,259
Increase in borrowings, net of repayments of $1,362,296,762	3,527,509
Payment of shares redeemed	(2,351,002)
Distributions to shareholders	(1,460,497)
Net cash from financing activities	1,152,269

Net decrease in cash	(1,131,838)
Cash at beginning of Period	3,054,170
Cash at end of period (includes deposits with broker)	$1,922,332

Supplemental disclosures:
Interest paid	$1,374,351
Reconciliation to cash balance	$1,662,485
Non-Cash Financing Activities:
Dividends reinvested	$603,280

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

The following per unit data and ratios have been derived from information provided in the financial statements.

	Class A

	For the Six Months Ended		For the Year Ended	For the Year Ended
	March 31, 2023		September 30, 2022	September 30, 2021
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of period	$7.55		$10.39	$9.77

Income from investment operations:
Net investment income*	0.17		0.24	0.25
Net realized and unrealized gain (loss) from investment operations	0.49		(2.67)	0.79
	0.66		(2.43)	1.04
Less distributions:
Dividends from net investment income	(0.21)		(0.38)	(0.42)
Return of capital	—		(0.03)	—
Total distributions	(0.21)		(0.41)	(0.42)

Paid in capital from redemption fees*	0.00		0.00	0.00

Net asset value, end of period	$8.00		$7.55	$10.39

Total investment return based on net asset value per share**	8.78%	(a)	(24.00)%	10.77%

Ratios as a percentage of average net assets:
Expenses***:
before waiver/recapture	5.49%	(b)	2.41%	1.90%
net of waiver/recapture	4.66%	(b)	1.99%	1.58%
Net investment income	4.34%	(b)	2.56%	2.45%
Net assets, end of period (in thousands)	$70,290		$66,340	$86,658
Portfolio turnover rate	59%	(a)	139%	14%

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees, total returns would have been lower.

***	Expenses. excluding interest and leverage related expenses:
before waiver/recapture	1.88%	1.73%	1.77%
net of waiver/recapture	1.05%	1.31%	1.45%

(a)    Not annualized.

(b)    Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

The following per unit data and ratios have been derived from information provided in the financial statements.

	Class C

	For the Six Months Ended		For the Year Ended	For the Year Ended
	March 31, 2023		September 30, 2022	September 30, 2021
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of period	$7.55		$10.37	$9.75

Income from investment operations:
Net investment income*	0.14		0.17	0.17
Net realized and unrealized gain (loss) from investment operations	0.48		(2.67)	0.79
	0.62		(2.50)	0.96
Less distributions:
Dividends from net investment income	(0.16)		(0.29)	(0.34)
Return of capital	—		(0.03)	—
Total distributions	(0.16)		(0.32)	(0.34)

Net asset value, end of period	$8.01		$7.55	$10.37

Total investment return based on net asset value per share**	8.27%	(a)	(24.56)%	9.89%

Ratios as a percentage of average net assets:
Expenses***:
before waiver/recapture	6.22%	(b)	3.13%	2.64%
net of waiver/recapture	5.43%	(b)	2.73%	2.32%
Net investment income	3.55%	(b)	1.80%	1.68%

Net assets, end of period (in thousands)	$11,280		$11,137	$14,649
Portfolio turnover rate	59%	(a)	139%	14%

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees, total returns would have been lower.

***	Expenses. excluding interest and leverage related expenses:
before waiver/recapture	2.62%	2.46%	2.51%
net of waiver/recapture	1.83%	2.06%	2.19%

(a)   Not annualized.

(b)   Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited)
March 31, 2023

Note 1 –	Organization

Prior to June 17, 2021, Atlas U.S. Tactical Income Fund, Inc. (the Fund) was a diversified, leveraged, open-end, redeemable at will, mutual fund investment company registered under the Puerto Rico Investment Companies Act of 2013 (the Act), as amended, and organized under the laws of the Commonwealth of Puerto Rico. The Fund was incorporated on June 17, 2015, and started operations on October 1, 2015. Since June 17, 2021, the Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize total return, consistent with preservation of capital.

The Fund currently offers Class A and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Class C shares are offered at net asset value. The Fund charges a fee of 1% on redemptions of shares held for less than 60 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund:

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Asset Value

The net asset value per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the assets value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 1 –	Organization – (continued)

Fair Value Measurements

The Fund follows the provisions of FASB ASC 820 - Fair Value Measurements and Disclosures for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Investment Transactions

Investment transactions are recorded on the trade date. Differences between cost and fair values are reflected as unrealized appreciation or depreciation on investments. The Fund uses the high cost method for determining realized gains or losses on investments.

Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are accreted or amortized using the interest yield method.

Taxation

The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. As of March 31, 2023, there were no uncertain tax positions for the Fund or unrecognized tax benefits. The Fund remains subject to income tax examinations for its PR income taxes for the fiscal years 2018 to 2022.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a tax of 15%. Moreover, distribution of capital gain dividends, if any to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. The tax withholdings are effected at the time of payment of the corresponding dividend. Otherwise, tax distributions are subject to regular income tax. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

REIT distributions – The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 1 –	Organization – (continued)

In addition, the Fund is exempt from United States income taxes, except for dividends received from United States sources, which are subject to a 10% United States withholding tax, if certain requirements are met. Dividend income is recorded net of taxes.

Shares Issues and Redemptions

In accordance with the terms of the Fund, a net asset value per share is determined for each share class, as of the close of business on every business day for the purposes of issuance and redemption of the Fund’s shares. The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The Fund received no redemption fees for the six months ended March 31, 2023.

Dividends and Distributions to Shareholders

The Fund distributes income on a monthly basis. The Fund does not generally intend to distribute capital gains, unless the Board of Directors (Board) determines that capital gains must be distributed to holders of shares in order to ensure advantageous tax treatment for the Fund or its shareholders.

Concentration of Credit Risk

The Fund is designated as a diversified fund, which may not invest more than 5% of the Fund’s total assets in a single issuer, with the exception of obligations guaranteed by the U.S. Government or one of its agencies.

Financial instruments that potentially expose the Fund to certain concentrations of credit risk include cash in bank accounts. The cash deposits, at times, may exceed the amount insured by the Federal Deposit Insurance Corporation (FDIC).

Deposit accounts, including checking and savings accounts, money market deposit accounts and certificates of deposit are standardly insured for up to $250,000 by the FDIC. The standard insurance coverage is per depositor, per insured bank. Cash deposits with counter parties for futures and options are uninsured. At March 31, 2023, the Fund had uninsured cash deposits fully related to broker deposits and variation funds for futures and options. The Fund has not experienced any losses on such accounts. As of March 31, 2023, the Fund held $259,847 in cash at U.S. Bank, N.A. The Fund held $1,662,485 at Interactive Brokers.

Futures Contracts – The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. To manage equity price risk, the Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit, in a segregated account, a specified amount of cash which is classified as “cash deposit” with broker in the accompanying Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by the Fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after the Fund’s Schedule of Investments.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 1 –	Organization – (continued)

The effect of derivative instruments on the Statement of Assets and Liabilities at March 31, 2023, were as follows:

		Location of derivatives on Statement of	Fair value of asset/liability
Derivative	Risk Type	Assets and Liabilities	derivatives
Futures contracts	Interest Rate	Variation margin on futures contracts	$(82,500)

As of March 31, 2023, the change in unrealized gain and the amount of realized gain on futures contracts subject to interest rate risk amounted to $(2,331,846) and $ 1,939,607, respectively. These amounts can be found on the Statement of Operations.

Options Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase options to help hedge against risk.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2023, were as follows:

			Realized and
			unrealized gain
Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Futures	Interest Rate	Net realized gain from futures	$1,939,607
Futures	Interest Rate	Net change in unrealized depreciation on futures	(2,331,846)
Options purchased	Equity	Net realized loss from options purchased	(1,033,771)
Options purchased	Interest Rate	Net realized gain from options purchased	34,679
		Total	$(1,391,331)

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 1 –	Organization – (continued)

The notional value of the derivative instruments outstanding as of March 31, 2023, as disclosed in the Schedule of Investments and the realized gain and loss amounts and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2023, amounted to $89,753,836 and $85,217,302, respectively.

Note 2 –	Fair Value Measurements

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. The Board has designated the adviser as its valuation designee. Futures contracts are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Open-end underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund determines the fair value of its financial instruments based on the Fair Value Measurement framework, which establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 2 –	Fair Value Measurements – (continued)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2023, for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,586,482	$—	$—	$14,586,482
Corporate Bonds	—	40,266,611	—	40,266,611
U.S. Government & Agencies	—	94,736,582	—	94,736,582
Total Investments	$14,586,482	$135,003,193	$—	$149,589,675
Liabilities
Reverse Repurchase Agreements	$—	$(71,155,000)	$—	$(71,155,000)
Futures Contracts**	(204,543)	—	—	(204,543)
Total Liabilities	$(204,543)	$(71,155,000)	$—	$(71,359,543)

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 2 –	Fair Value Measurements – (continued)

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

**	Represents cumulative appreciation on futures contracts at March 31, 2023.

The following is a description of the Fund’s valuation methodologies used for assets and liabilities measured at fair value:

Equity Securities – Equity securities include common stock, exchange traded funds and master limited partnerships. Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.

Exchange Traded Funds (ETFs) – ETFs are priced continuously during normal trading hours in an active exchange market. The net asset value (NAV) of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

U.S. Government Agency Debentures, Mortgage-Backed and Instrumentalities – Fair value for these securities is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and quoted market prices for similar securities. Other US Government debt securities, other than U.S. Treasury Notes, are classified as Level 2.

Corporate Bonds – The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 3 –	Management, Advisory, Distribution and Other Fees

Investment Advisory Fees

Atlas Asset Management, LLC (the “Adviser”) provides investment advisory services to the Fund. The Adviser charges an investment advisory fee at an annual rate of 0.65% on the first $100 million, 0.60% on the next $200 million and 0.55% on assets exceeding $300 million on the Fund’s average daily gross assets. For the six months ended March 31, 2023, $468,483 of investment advisory fees was paid by the Fund of which $317,807 was waived by the Adviser.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least January 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.15% of the average daily gross assets of the Fund’s Class A shares and 1.90% of the average daily gross assets of the Fund’s Class C shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. In addition, during the years ended September 30, 2022 and September 30, 2021, the Adviser voluntarily waived fees of $357,112 and $202,727, respectively, which are not subject to recapture by the Adviser.

Distribution Fees

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The distribution fee amounts to an annual rate of 0.25% and 1.00% of the Class A and Class C shares, respectively, computed on the Fund’s average daily net assets. For the six months ended March 31, 2023, $86,545 for Class A and $57,684 for Class C of distribution fees was paid by the Fund of which $15,116 of the distribution fees on Class A was waived by the Adviser. The Distributor acts as the Funds principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended March 31, 2023, the Distributor received $32,741 in underwriting commissions for sales of Class A shares, of which $3,631 was retained by the principal underwriter or other affiliated broker-dealers.

Other Fees

Certain officers and directors of the Fund are also officers and directors of the Adviser. The Fund also has three independent directors, who are paid based upon fees per meeting and disclosed in the Prospectus. For the six months ended March 31, 2023, the independent directors received $16,953 in fees.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 4 –	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed statutorily or by regulation, while others are by procedures established by the Board. The most significant requirements and limitations are discussed below.

The Fund is prohibited from investing in direct or indirect obligations issued by the Commonwealth of Puerto Rico or any of its instrumentalities or any security deemed illiquid by the Adviser.

Normally, at least 20% of the Fund’s assets must be invested solely in securities issued by Government National Mortgage Association (“GNMA” or “Ginnie Mae”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) representing an interest in or guaranteed by mortgages on real property located in Puerto Rico.

Note 5 –	Share Transactions

The Fund is authorized to issue an unlimited number of Class A and Class C shares of common stock with no par value per share. Transactions in shares during the six months ended March 31, 2023, and the year ended September 30, 2022, were as follows:

March 31, 2023
	Shares
	Class A	Class C
Shares sold	175,157	2,497
Shares issued in reinvestment of distributions	67,029	9,183
Shares redeemed	(246,722)	(80,231)

Net decrease	(4,536)	(68,551)
Shares outstanding
Beginning of period	8,785,483	1,475,920
End of period	8,780,947	1,407,369

September 30, 2022
	Shares
	Class A	Class C
Shares sold	804,951	143,593
Shares issued in reinvestment of distributions	111,721	12,572
Shares redeemed	(468,709)	(92,496)

Net increase	447,963	63,669
Shares outstanding
Beginning of year	8,337,520	1,412,251
End of year	8,785,483	1,475,920

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 6 –	Tax Information

The Fund should be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the Puerto Rico Internal Revenue Code of 2011, as amended.

The Fund will be treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account, which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S. federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Note 7 –	Tax Components of Capital

The tax attributes of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2022	September 30, 2021
Ordinary Income	$(3,755,877)	$(3,073,610)
Long-Term Capital Gain	—	—
Return of Capital	(319,626)	—
Total	$(4,075,503)	$(3,073,610)

The Fund’s net investment income and net realized gain (loss) on investments and futures contracts reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments and futures contracts for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for real estate investment trusts and partnerships, and paydowns from mortgage-backed securities, as follows:

2022
Net investment income per statement of operations	$2,331,183
Tax adjustments for real estate investment trusts and partnerships	—
Reclassification of realized loss on securities’ paydown for tax purposes	562,408
Distributable net investment income for tax purposes	$2,893,591

Net realized loss on investments and derivatives per statement of operations	$(9,493,612)
Tax adjustments for real estate investment trusts and partnerships	—
Reclassification of realized loss on securities’ paydown for tax purposes	(562,408)
Net realized loss on investments and derivatives for tax purposes	$(10,056,020)

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 7 –	Tax Components of Capital - (continued)

The accumulated net investment loss and accumulated net realized loss on investments (tax basis) and derivatives, respectively, (for tax purposes) at September 30, 2022, were as follows:

2022
Undistributed net investment income, beginning of the year	$862,286
Net investment income for the year	2,893,591
Distributions	(3,755,877)
Accumulated net investment loss, end of the year	$—

Accumulated net realized loss on investments and future contracts, beginning of the year	$(5,552,931)
Net realized loss on investment and derivatives for the year, tax basis	(10,056,020)
Distributions	—
Accumulated net realized loss on investments and derivatives, end of the year, tax basis	$(15,608,951)

Note 8 –	Securities Sold Under Agreements to Repurchase

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The reverse repurchase agreements on the Statement of Assets and Liabilities are recorded at their contractual amount, which approximates their fair value based on Level 2 inputs in the fair value hierarchy.

At March 31, 2023, the Fund had outstanding $71,155,000 in securities sold under agreements to repurchase. Summarized information on such borrowing was as follows:

Weighted-average interest rate at end of the period	5.02%

Maximum aggregate balance outstanding at any time during the period	$73,648,000

Average balance outstanding during the period	$66,339,676

Weighted-average interest rate during the period	4.35%

At March 31, 2023, the interest rates on five outstanding agreements with maturities up to April 6, 2023, were 5.00%, 5.08%, 5.15%, 4.90% and 4.98%.

At March 31, 2023, investment securities amounting to $86,628,416 were pledged as collateral for securities sold under agreements to repurchase, limited to the reverse repurchase balance. The counterparties under such agreements to repurchase have the right to sell or repledge the investment securities. Interest payable on securities sold under agreements to repurchase amounted to $145,168 at March 2023.

No trades were executed by any affiliate of the Adviser.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 9 –	Risks and uncertainties

The business, results of operations and financial condition of the Fund may be adversely affected by public health epidemics, such as the recent spread of the novel coronavirus. A public health epidemic poses the risk that the Fund, its employees, business partners and investors may be prevented from conducting business activities for an indefinite period of time, including due to lockdowns that may be requested or mandated by governmental authorities. As of the date of issuing these financial statements, the Fund has not experienced financial losses or operating disruptions that adversely affects the Fund’s performance.

Leverage Risk. The use of leverage by the Fund creates an opportunity for increased net income, but at the same time, creates special risks. Because, under normal market conditions, obligations with longer-term or medium-term maturities produce higher yields than short-term obligations, the Adviser believes that the spread inherent in the difference between the short-term rates paid by the Fund in the course of leveraging and the longer-term rates received by the Fund from securities purchased with the proceeds of such leverage will provide holders of the shares with a potentially higher yield. Investors should note, however, that leverage creates certain risks for holder of shares, including higher volatility in the net asset value and market value of the shares as well as in the dividend rate paid by the Fund on the shares. Since any decline in the value of the Fund’s investment will be borne entirely by the holders of shares, the effect of leverage in the declining market would result in a greater decrease in net asset value per share than if the Fund were not leveraged, which will result in a lower redemption price of the shares. The effect of leverage may cause a shareholder to lose all or a portion of its investment in the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 10 –	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed statutorily or by regulation while others are imposed by procedures established by the Board of Directors. The most significant requirements and limitations are discussed below. In accordance with the requirements of the Puerto Rico Investment Companies Act and rulings issued by the Commissioner of Financial Institutions (“OCFI”), the Fund is required to invest at least 20% of the Fund’s total assets in Puerto Rico Assets (the “20% investment requirement”). The balance of the Fund’s assets is invested in U.S. debt and other fixed-income obligations. Under the new investment objective, the Fund continues to be required to invest at least 90% of its assets in securities that are rated, at the time of purchase, within the highest rating category by one or more nationally recognized statistical rating organizations or are deemed of comparable quality by the Fund’s investment adviser. The OCFI granted a waiver that permits the Fund to maintain PR assets acquired prior to the effective date of the change in investment policy. Therefore, the Fund will gradually achieve the approved investment policy and applicable compliance ratios with the gradual disposal of assets as market and economic conditions permits.

The Fund’s investment objective and fundamental policies may not be changed without the vote of a majority of the Fund’s outstanding shares of common stock and the consent of the Commissioner. All other investment policies and limitations, however, subject to applicable Puerto Rico law, may be changed by the Board of Directors of the Fund without the approval of either the Fund’s shareholders or the Commissioner. The Fund’s leverage, as measured by the ratio of total assets, may not exceed 33 1⁄3%. Should this ratio be exceeded, the Fund is precluded from further leverage transactions until the maximum 33 1⁄3% ratio is restored. The Fund may issue preferred stock, debt securities and other forms of leverage to the extent that immediately after their issuance the value of the Fund’s total assets less all the Fund’s liabilities and indebtedness which are not represented by preferred stock, debt securities, or other forms of leverage being issued or already outstanding is equal to or greater than 300% of the aggregate par value of all outstanding preferred stock (not including any accumulated dividends or other distributions attributable to such preferred stock) and the total amount outstanding of debt securities and other forms of leverage.

Offsetting of Financial Assets and Derivative Assets and Liabilities

The Fund’s policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the repurchase agreements. The following table shows additional information regarding repurchase agreements and the offsetting of assets and liabilities at March 31, 2023.

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged(1)	Pledged/(Received)
Reverse repurchase agreements	$71,155,000	$—	$71,155,000	$71,155,000	$—

(1)	The amount is limited to the reverse repurchase balance and accordingly does not include excess collateral pledged.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Note 10 –	Investment and Other Requirements and Limitations - (continued)

Remaining Contractual maturity of the lending agreement

	Overnight &			Greater than
	Continuous	Up to 30 Days	30-90 Days	90 Days	Total
US Government Agency Obligations	$—	$71,155,000	$—	$—	$71,155,000

Gross amount of unrecognized liabilities for reverse repurchase agreements					$71,155,000

Note 11 –	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, Pershing LLC, an account holding shares for the benefit of others in nominee name, held approximately 80% of the voting securities for the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Fund.

Note 12 –	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Atlas U.S. Tactical Income Fund, Inc.
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning October 1, 2022 through March 31, 2023.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period *
	Value (10/1/22)	(3/31/23)	(10/1/22 to 3/31/23)
Actual
Class A	$1,000.00	$1,087.80	$24.26
Class C	$1,000.00	$1,082.70	$28.20
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,001.70	$23.26
Class C	$1,000.00	$997.86	$27.05

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 4.66% and 5.43% for Class A and Class C, respectively, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Atlas U.S. Tactical Income Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023

Change in Independent Registered Public Accounting Firm

On March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year ended September 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended September 30, 2022, and during the subsequent interim period through March 6, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSRS.

On May 16, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2023.

During the fiscal year ended September 30, 2022, and during the subsequent interim period through March 6, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

ANNUAL SHAREHOLDER MEETING PROXY VOTE RESULTS (Unaudited)

An Annual Meeting of Shareholders of the Fund was held on January 27, 2023, to elect the following nominees to the Board of Directors of the Fund. The votes cast for each Director were as follows:

Proposed Director	Shares Voted For	Shares Withheld
Jorge Padilla	8,966,547	18,416
Fernando Nido	8,966,547	18,416
Eduardo Inclán	8,966,547	18,416
Paul Hopgood	8,964,405	20,558
Jaime Pandal	8,966,547	18,416

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended March 31, 2023, the Fund’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Atlas U.S. Tactical Income Fund, Inc.

MAY 21, 2021

PRIVACY POLICY

In the course of doing business with shareholders, the Atlas Fund (the “Fund”) collect nonpublic personal information about shareholders. “Nonpublic personal information” is personally identifiable financial information about shareholders. For example, it includes shareholders’ social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

➢	Information we receive from shareholders on applications or other forms;

➢	Information about shareholder transactions with us and our service providers, or others;

➢	Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Fund disclose and to whom does the Fund disclose information.

The Fund only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

➢	To government entities, in response to subpoenas or to comply with laws or regulations.

➢	When shareholders direct us to do so or consent to the disclosure.

➢	To companies that perform necessary services for the Fund, such as data processing companies that the Fund use to process shareholders transactions or maintain shareholder accounts.

➢	To protect against fraud, or to collect unpaid debts. Information about former shareholders.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

Within the Fund, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Atlas U.S. Tactical Income Fund, Inc.

MAY 21, 2021

PRIVACY NOTICE

In order to provide the products and services of the Fund, we may collect nonpublic, personal information from you. We consider such information to be private and confidential and are committed to respecting your privacy and protecting your information.

We may collect nonpublic, personal information about you from the following sources:

➢	Information that you provide us on applications and other forms;

➢	Information that we generate to service your account, such as account statements; and

➢	Information that we may receive from third parties.

We do not disclose nonpublic, personal information about you without your authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund, including transfer agents and mailing services. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities and require third parties to treat your non-public personal information with the same high degree of confidentiality.

We restrict access to your nonpublic, personal information to those employees who need to know such information to provide products or services to you. We maintain certain physical, electronic and procedural safeguards that are designed to protect your nonpublic, personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or Fund company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8440 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-969-8440.

INVESTMENT ADVISER
Atlas Asset Management, LLC
Buchanan Office Center
Road 165 #40, Suite 201
Guaynabo, Puerto Rico 00968

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

ATLAS-SAR23

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in Registrant’s Independent Public Accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Atlas U.S. Tactical Income Fund, Inc.

By (Signature and Title)

/s/ Paul Hopgood

Paul Hopgood, President/Principal Executive Officer

Date 5/30/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Paul Hopgood

Paul Hopgood, President/Principal Executive Officer

Date 5/30/23

By (Signature and Title)

/s/ Jaime Pandal

Jaime Pandal, Treasurer/Principal Financial Officer

Date 5/30/23